Class A Shares | AB Global Bond Portfolio
AB VPS GLOBAL BOND PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio's investment objective is to generate current income consistent with preservation of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The operating expenses information below is designed to assist Contractholders of variable products that invest in the Portfolio in understanding the fees and expenses that they may pay as an investor. Because the information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract, Contractholders that invest in the Portfolio should refer to the variable contract prospectus for a description of fees and expenses that apply to Contractholders. Inclusion of these charges would increase the fees and expenses provided below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class A Shares AB Global Bond Portfolio Class A USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Class A Shares AB Global Bond Portfolio Class A
Management Fees	0.50%
Other Expenses: Transfer Agent	0.04%
Other Expenses	2.50%
Total Other Expenses	2.54%
Acquired Fund Fees and Expenses	0.26%
Total Portfolio Operating Expenses	3.30%	[1]
Fee Waiver and Expense Reimbursement	(2.66%)	[2]
Total Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	0.64%
[1]	Before Fee Waiver and Expense Reimbursement
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Portfolio (including the Portfolio's proportionate share of the fees and expenses of registered investment companies or series thereof in which the Portfolio invests and for which the Adviser serves as investment adviser) through May 1, 2018 to the extent necessary to prevent total Portfolio operating expenses (excluding acquired fund fees and expenses other than the fees and expenses of any AB Mutual Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, expenses associated with securities sold short, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .64% of average daily net assets ("expense limitation"). Any fees waived and expenses borne by the Adviser through April 28, 2016 may be reimbursed by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Portfolio's Total Annual Fund Operating Expenses to exceed the expense limitation. In addition, to the extent not effectively implemented as a result of the expense limitation, the Adviser has contractually agreed to waive its management fee and/or bear Portfolio expenses through May 1, 2018 in an amount equal to the Portfolio's share of all fees and expenses of any AB Mutual Funds in which the Portfolio invests.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated, then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same and that the expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Class A Shares AB Global Bond Portfolio Class A USD ($)
After 1 Year	$ 65
After 3 Years	766
After 5 Years	1,490
After 10 Years	$ 3,412

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 38% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. In addition, the Portfolio will, under normal circumstances, invest at least 40% of its net assets in the fixed-income securities of non-U.S. corporate and governmental issuers, and invest in issuers located in at least three countries. The Portfolio may invest in a broad range of fixed-income securities in both developed and emerging markets. The Portfolio may invest across all fixed-income sectors, including U.S. and non-U.S. Government and corporate debt securities. The Portfolio's investments may be denominated in local currency or U.S. Dollar-denominated. The Portfolio may invest in debt securities with a range of maturities from short- to long-term. For a period of time after the Portfolio's inception, the Portfolio may gain up to approximately 50% of its exposure to fixed-income securities through investment in the AB Global Bond Fund, another investment company advised by the Adviser that has investment objectives and policies substantially similar to those of the Portfolio.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Adviser will actively manage the Portfolio's assets in relation to market conditions and general economic conditions and adjust the Portfolio's investments in an effort to best enable the Portfolio to achieve its investment objective. Thus, the percentage of the Portfolio's assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of the relative yield and appreciation potential of such securities and the relationship of the country's currency to the U.S. Dollar. While the Adviser expects to hedge some or all of the foreign currency exposure resulting from the Portfolio's securities positions through the use of currency-related derivatives, it is not required to do so.

Under normal circumstances, the Portfolio invests at least 75% of its net assets in fixed-income securities rated investment grade at the time of investment and may invest up to 25% of its net assets in below investment-grade fixed-income securities (commonly known as "junk bonds").

The Portfolio expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent. For example, the Adviser may enter into futures contracts and swaps on interest rates, credit default swaps to gain or hedge exposure to specific fixed-income securities, and currency-related derivatives as noted above. In addition, the Portfolio may borrow money for investment purposes, and expects to enter into transactions such as reverse repurchase agreements and dollar rolls that are functionally equivalent to borrowings. These derivatives and borrowing transactions will at times create aggregate exposure to fixed-income securities for the Portfolio substantially in excess of its net assets, effectively leveraging the Portfolio.
PRINCIPAL RISKS
  MARKET RISK: The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolio may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater if the Portfolio invests a significant portion of its assets in fixed-income securities with longer maturities.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.
  INVESTMENT IN OTHER INVESTMENT COMPANIES RISK: As with other investments, investments in other investment companies, including exchange-traded funds, or ETFs, are subject to market and selection risk. In addition, Contractholders of the Portfolio bear both their proportionate share of expenses in the Portfolio (including management fees) and, indirectly, the expenses of the investment companies.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: To the extent the Portfolio uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio's investments.
  NON-DIVERSIFICATION RISK: The Portfolio may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio's NAV.
  LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemption of Portfolio shares. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.
  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed over the life of the Portfolio; and
  how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based securities market index.
The performance information does not take into account separate account charges. If separate account charges were included, an investor's return would be lower. The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
BAR CHART

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 3.21%, 1ST QUARTER, 2016; AND WORST QUARTER WAS DOWN -1.92%, 4TH QUARTER, 2016.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2016)
Average Annual Total Returns - Class A Shares - AB Global Bond Portfolio	1 YEAR	SINCE INCEPTION [1]	INCEPTION DATE
Class A	5.38%	2.93%	Apr. 29, 2015
Bloomberg Barclays Global Aggregate Bond Index (U.S. Dollar hedged) (reflects no deduction for fees, expenses, or taxes)	3.95%	2.10%
[1]	Since inception return is from April 29, 2015.